Pension and Post-Retirement and Post-Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Change in Projected Benefit Obligation and Change in Plan Assets
The following tables provide the components of the unfunded status of the Company's Plans at December 31, 2019 and 2018:

	Pension Benefits		Post-Retirement and Post-Employment Benefits
Year ended December 31 (millions of dollars)	2019	2018	2019	2018
Change in projected benefit obligation
Projected benefit obligation, beginning of year	7,752	8,258	1,465	1,565
Current service cost	145	176	56	50
Employee contributions	55	52	—	—
Interest cost	303	282	60	54
Benefits paid	(371)	(362)	(47)	(49)
Net actuarial loss (gain)	1,089	(654)	243	(158)
Recognition of prior service	—	—	—	3
Net transfers[1]	—	—	6	—
Projected benefit obligation, end of year	8,973	7,752	1,783	1,465

Change in plan assets
Fair value of plan assets, beginning of year	7,205	7,277	—	—
Actual return on plan assets	922	190	—	—
Benefits paid	(371)	(362)	(47)	(49)
Employer contributions	61	75	47	49
Employee contributions	55	52	—	—
Administrative expenses	(24)	(27)	—	—
Fair value of plan assets, end of year	7,848	7,205	—	—

Unfunded status	1,125	547	1,783	1,465
[1] Effective January 1, 2019, liabilities associated with the HOSSM post-employment benefit plans were transferred to the Hydro One post-employment benefit plans.

Schedule of Benefit Obligations and Plan Assets
Hydro One presents its benefit obligations and plan assets net on its Consolidated Balance Sheets as follows:

	Pension Benefits		Post-Retirement and Post-Employment Benefits
December 31 (millions of dollars)	2019	2018	2019	2018
Other assets[1]	3	3	—	—
Accrued liabilities	—	—	60	55
Pension benefit liability	1,125	547	—	—
Post-retirement and post-employment benefit liability[2]	—	—	1,723	1,417
Net unfunded status	1,122	544	1,783	1,472
[1] Represents the funded status of HOSSM defined benefit pension plan.
[2] Includes $nil (2018 - $7 million) relating to HOSSM post-employment benefit plans. Effective January 1, 2019, liabilities associated with the HOSSM post-employment benefit plans were transferred to the Hydro One post-employment benefit plans.

Schedule of Projected Benefit Obligation (PBO), Accumulated Benefit Obligation (ABO) and Fair Value of Plan Assets
The following table provides the PBO, accumulated benefit obligation (ABO) and fair value of plan assets for the Pension Plan:

December 31 (millions of dollars)	2019	2018
PBO	8,973	7,752
ABO	8,183	7,144
Fair value of plan assets	7,848	7,205

Components of Net Periodic Benefit Costs
The following table provides the components of the net periodic benefit costs for the years ended December 31, 2019 and 2018 for the Pension Plan:

Year ended December 31 (millions of dollars)	2019	2018
Current service cost	145	176
Interest cost	303	282
Expected return on plan assets, net of expenses	(462)	(467)
Amortization of actuarial losses	55	84
Net periodic benefit costs	41	75

Charged to results of operations[1]	30	32
[1] The Company accounts for pension costs consistent with their inclusion in OEB-approved rates. During the year ended December 31, 2019, pension costs of $73 million (2018 - $75 million) were attributed to labour, of which $30 million (2018 - $32 million) was charged to operations, and $43 million (2018 - $43 million) was capitalized as part of the cost of property, plant and equipment and intangible assets.
The following table provides the components of the net periodic benefit costs for the years ended December 31, 2019 and 2018 for the post-retirement and post-employment benefit plans:

Year ended December 31 (millions of dollars)	2019	2018
Current service cost	56	50
Interest cost	60	53
Amortization of actuarial losses	7	15
Recognition of prior service	—	3
Net periodic benefit costs	123	121

Charged to results of operations[1]	50	52

Schedule of Weighted Average Assumptions Used to Determine Benefit Obligations
The following weighted average assumptions were used to determine the benefit obligations at December 31, 2019 and 2018:

	Pension Benefits		Post-Retirement and Post-Employment Benefits
Year ended December 31	2019	2018	2019	2018
Significant assumptions:
Weighted average discount rate	3.10%	3.90%	3.10%	4.00%
Rate of compensation scale escalation (long-term)	2.50%	2.50%	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%	2.00%	2.00%
Rate of increase in health care cost trends[1]	—	—	4.04%	4.04%
[1]5.09% per annum in 2020, grading down to 4.04% per annum in and after 2031 (2018 - 5.19% per annum in 2019, grading down to 4.04% per annum in and after 2031

Schedule of Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
The following weighted average assumptions were used to determine the net periodic benefit costs for the years ended December 31, 2019 and 2018. Assumptions used to determine current year-end benefit obligations are the assumptions used to estimate the subsequent year’s net periodic benefit costs.

Year ended December 31	2019	2018
Pension Benefits:
Weighted average expected rate of return on plan assets	6.50%	6.50%
Weighted average discount rate	3.90%	3.40%
Rate of compensation scale escalation (long-term)	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%
Average remaining service life of employees (years)	15	15

Post-Retirement and Post-Employment Benefits:
Weighted average discount rate	4.00%	3.40%
Rate of compensation scale escalation (long-term)	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%
Average remaining service life of employees (years)	15.5	15.5
Rate of increase in health care cost trends[1]	4.04%	4.04%
[1]5.19% per annum in 2019, grading down to 4.04% per annum in and after 2031 (2018 - 5.26% per annum in 2018, grading down to 4.04% per annum in and after 2031

Schedule of Effect of One Percent Change in Health Care Cost Trends on Projected Benefit Obligation
The effect of a 1% change in health care cost trends on the PBO for the post-retirement and post-employment benefits at December 31, 2019 and 2018 is as follows:

December 31 (millions of dollars)	2019	2018
Projected benefit obligation:
Effect of a 1% increase in health care cost trends	281	230
Effect of a 1% decrease in health care cost trends	(213)	(175)

Schedule of Effect of One Percent Change in Health Care Cost Trends on Service Cost and Interest Cost
The effect of a 1% change in health care cost trends on the service cost and interest cost for the post-retirement and post-employment benefits for the years ended December 31, 2019 and 2018 is as follows:

Year ended December 31 (millions of dollars)	2019	2018
Service cost and interest cost:
Effect of a 1% increase in health care cost trends	21	23
Effect of a 1% decrease in health care cost trends	(16)	(16)

Approximate Life Expectancies Used to Determine Projected Benefit Obligations for Pension, Post-Retirement and Post-Employment Plans
The following approximate life expectancies were used in the mortality assumptions to determine the PBO for the pension and post-retirement and post-employment plans at December 31, 2019 and 2018:

December 31	2019	2018
Life expectancy at age 65 for a member currently at:	(years)	(years)
Age 65 - male	22	22
Age 65 - female	25	25
Age 45 - male	23	23
Age 45 - female	26	25

Schedule of Estimated Future Benefit Payments
At December 31, 2019, estimated future benefit payments to the participants of the Plans were:

(millions of dollars)	Pension Benefits	Post-Retirement and Post-Employment Benefits
2020	345	61
2021	354	61
2022	362	62
2023	369	64
2024	375	64
2025 through to 2029	1,945	342
Total estimated future benefit payments through to 2029	3,750	654

Schedule of Actuarial Gains and Losses and Prior Service Costs Recorded Within Regulatory Assets
These amounts are reflected in the following table:

Year ended December 31 (millions of dollars)	2019	2018
Pension Benefits:
Actuarial loss (gain) for the year	652	(350)
Amortization of actuarial losses	(55)	(84)
	597	(434)

Post-Retirement and Post-Employment Benefits:
Actuarial loss (gain) for the year	242	(158)
Amortization of actuarial losses	(7)	(15)
Amortization of prior service cost	—	(3)
Amounts not subject to regulatory treatment	—	10
	235	(166)

Components of Regulatory Assets That Have Not Been Recognized as Components of Net Periodic Benefit Costs
The following table provides the components of regulatory assets that have not been recognized as components of net periodic benefit costs for the years ended December 31, 2019 and 2018:

Year ended December 31 (millions of dollars)	2019	2018
Pension Benefits:
Actuarial loss	1,125	547

Post-Retirement and Post-Employment Benefits:
Actuarial loss (gain)	105	(130)

Components of Regulatory Assets Expected to be Amortized as Components of Net Periodic Benefit Costs
The following table provides the components of regulatory assets at December 31 that are expected to be amortized as components of net periodic benefit costs in the following year:

	Pension Benefits		Post-Retirement and Post-Employment Benefits
December 31 (millions of dollars)	2019	2018	2019	2018
Actuarial loss (gain)	95	55	2	(1)

Schedule of Pension Plan Target Asset and Weighted Average Asset Allocations
At December 31, 2019, the Pension Plan target asset allocations and weighted average asset allocations were as follows:

	Target Allocation (%)	Pension Plan Assets (%)
Equity securities	45	52
Debt securities	35	35
Real Estate and Infrastructure	20	13
	100	100

Pension Plan Assets Measured and Recorded at Fair Value on Recurring Basis
The following tables present the Pension Plan assets and liabilities measured and recorded at fair value on a recurring basis and their level within the fair value hierarchy at December 31, 2019 and 2018:

December 31, 2019 (millions of dollars)	Level 1	Level 2	Level 3	Total
Pooled funds	—	22	1,079	1,101
Cash and cash equivalents	159	—	—	159
Short-term securities	—	98	—	98
Derivative instruments	—	5	—	5
Corporate shares - Canadian	107	—	—	107
Corporate shares - Foreign	3,545	219	—	3,764
Bonds and debentures - Canadian	—	2,427	—	2,427
Bonds and debentures - Foreign	—	165	—	165
Total fair value of plan assets[1]	3,811	2,936	1,079	7,826

December 31, 2019 (millions of dollars)	Level 1	Level 2	Level 3	Total
Derivative instruments	—	2	—	2
Total fair value of plan liabilities[1]	—	2	—	2
1 At December 31, 2019, the total fair value of Pension Plan assets and liabilities excludes $36 million of interest and dividends receivable, $10 million of pension administration expenses payable, $3 million of sold investments receivable, and $5 million of purchased investments payable.

December 31, 2018 (millions of dollars)	Level 1	Level 2	Level 3	Total
Pooled funds	—	21	651	672
Cash and cash equivalents	210	—	—	210
Short-term securities	—	78	—	78
Derivative instruments	—	(7)	—	(7)
Corporate shares - Canadian	115	—	—	115
Corporate shares - Foreign	3,222	183	—	3,405
Bonds and debentures - Canadian	—	2,506	—	2,506
Bonds and debentures - Foreign	—	197	—	197
Total fair value of plan assets[1]	3,547	2,978	651	7,176
1 At December 31, 2018, the total fair value of Pension Plan assets and liabilities excludes $35 million of interest and dividends receivable, $10 million of pension administration expenses payable, $6 million of sold investments receivable, and $2 million of purchased investments payable.

Changes in Fair Value of Financial Instruments Classified in Level 3
The Level 3 financial instruments are comprised of pooled funds whose valuations are provided by the investment managers. Sensitivity analysis is not provided as the underlying assumptions used by the investment managers are not available.

Year ended December 31 (millions of dollars)	2019	2018
Fair value, beginning of year	651	549
Realized and unrealized gains (losses)	(4)	59
Purchases	463	90
Sales and disbursements	(31)	(47)
Fair value, end of year	1,079	651